Rule One Fund

a Series of Northern Lights Fund Trust IV

Supplement dated November 6, 2018 to the Prospectus and Statement of Additional Information (“SAI”) dated September 26, 2018

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Rule One Fund will not commence operations and its shares are no longer offered through this Prospectus and SAI. Effective November 5, 2018, the Rule One Fund ceased to be a series of the Northern Lights Fund Trust IV.

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This Supplement, Summary Prospectus, Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference